Goodwill and Intangible Assets - Summary of Recognized Amortization Expense of Intangible Assets (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Amortization of intangible assets	$ 25,344	$ 23,551	$ 30,123	$ 30,893
Cost of Revenue
Amortization of intangible assets			130
Product Development
Amortization of intangible assets			6,958	8,147
Sales, General and Administrative
Amortization of intangible assets			$ 23,035	$ 22,746